INTEREST COSTS (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST COSTS [Abstract]
Interest costs, net of capitalized interest		$ 752	$ 407	$ 0
Commitment fee		750	484	0
Amortization of deferred financing cost	$ 0	305	153	0
Total interest costs	$ 0	1,807	1,044	$ 0
Capitalized interest costs		$ 200	$ 100